Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000147001 | Vanguard FTSE All World ex-US Small-Cap ETF8865111
Holdings [Line Items]
Percent of Total Investments	2.70%
C000147001 | Celestica Inc.8865157
Holdings [Line Items]
Percent of Total Investments	2.00%
C000147001 | Hanwha Corp.8865428
Holdings [Line Items]
Percent of Total Investments	2.00%
C000147001 | JOYY Inc.8865559
Holdings [Line Items]
Percent of Total Investments	1.90%
C000147001 | VSTECS Holdings Ltd.8865261
Holdings [Line Items]
Percent of Total Investments	1.90%
C000147001 | Aneka Tambang Tbk PT8865269
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147001 | Unipol Gruppo SpA8865302
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147001 | JB Hi-Fi Ltd.8865130
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147001 | Finning International Inc.8865162
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147001 | TUI AG8865195
Holdings [Line Items]
Percent of Total Investments	1.70%
C000147001 | Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000147001 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000147001 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000147001 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000147001 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000147001 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000147001 | India
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000147001 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000147001 | China
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000147001 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000147001 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000147001 | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000147001 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000147002 | Vanguard FTSE All World ex-US Small-Cap ETF8865111
Holdings [Line Items]
Percent of Total Investments	2.70%
C000147002 | Celestica Inc.8865157
Holdings [Line Items]
Percent of Total Investments	2.00%
C000147002 | Hanwha Corp.8865428
Holdings [Line Items]
Percent of Total Investments	2.00%
C000147002 | JOYY Inc.8865559
Holdings [Line Items]
Percent of Total Investments	1.90%
C000147002 | VSTECS Holdings Ltd.8865261
Holdings [Line Items]
Percent of Total Investments	1.90%
C000147002 | Aneka Tambang Tbk PT8865269
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147002 | Unipol Gruppo SpA8865302
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147002 | JB Hi-Fi Ltd.8865130
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147002 | Finning International Inc.8865162
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147002 | TUI AG8865195
Holdings [Line Items]
Percent of Total Investments	1.70%
C000147002 | Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000147002 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000147002 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000147002 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000147002 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000147002 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000147002 | India
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000147002 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000147002 | China
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000147002 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000147002 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000147002 | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000147002 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.00%